DISCONTINUED OPERATIONS AND ASSETS AND LIABILITIES HELD FOR SALE	12 Months Ended
Dec. 31, 2024
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners [abstract]
DISCONTINUED OPERATIONS AND ASSETS AND LIABILITIES HELD FOR SALE	DISCONTINUED OPERATIONS AND ASSETS AND LIABILITIES HELD FOR SALE
During the years ended December 31, 2024 and 2023, respectively the Company neither accounted for any discontinued operations nor reported assets or liabilities held-for-sale.
2024:
On May 1, 2024, the Company sold ENVE, which represented less than 1% of the Company’s net revenue and did not meet the criteria to be accounted for as a discontinued operation.There were no other divestments in 2024.
2023:
There were no divestments in 2023.
2022:
Final adjustment on Precor divestment
On December 21, 2020, the Company entered into an agreement with Peloton Interactive Inc. for the sale of its Fitness Equipment segment (Precor), including the shares of Precor Inc. as well as all net assets and trademarks of the Precor business. The asset and liabilities of the disposal group were classified as held-for-sale and it was concluded that the disposal group qualified as a discontinued operation. The transaction closed on April 1, 2021. During the year ended December 31, 2022, a final purchase price adjustment was received and the Company recognized a gain on disposal of $4.8 million.
Suunto divestment
On December 28, 2021, the Company entered into an agreement with Dongguan Liesheng Electronic Technology Co. Ltd (“Liesheng”), to dispose of the Suunto business, subject to the satisfaction of customary closing conditions. The assets and liabilities of the disposal group were classified as held-for-sale and it was concluded that the disposal group qualified as a discontinued operation.
The transaction closed on May 6, 2022, with a consolidated cash and debt-free sales value of $18.3 million, net of transaction costs. During the year ended December 31, 2022, we recognized a loss on disposal of $5.5 million, which is reported under loss from discontinued operations, net of tax in the consolidated statement of income and loss and other comprehensive income and loss.
The results of the Suunto business for the year ended December 31, 2022, which were classified as a discontinued operation in the consolidated statement of income and loss and other comprehensive income and loss, were as follows:

In millions	2022
Revenue	$31.3
Cost of goods sold	(24.9)
Gross profit	6.4
Selling, general and administrative expenses	(24.1)
Impairment losses	—
Profit and loss on sale of divested businesses	(5.5)
Other operating income	1.1
Operating profit	(22.1)
Interest expense	0.5
Net finance cost	0.5
Income/(loss) before tax	(21.6)
Income tax expense	(0.2)
Net income/(loss)	$(21.8)
The net cash flows incurred by the Suunto business were as follows:

In millions	2022
Operating	$(10.3)
Divested operations	20.3
Investing	(1.0)
Financing	(0.4)
Net cash inflow	$8.6